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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 4, 2017

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Brighthouse Life Insurance Company and
     Brighthouse Variable Annuity Account C
     File Nos. 333-200244/811-05200
     (Class XC)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Variable Annuity Account C (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2017 and Statement of Additional Information ("SAI") dated May 1, 2017 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 25, 2017.

If you have any questions, please contact me at (212) 578-9248.

Sincerely,

/s/ Lindsey Edwards

Lindsey Edwards
Corporate Counsel
Brighthouse Life Insurance Company